Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	66 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Sep. 30, 2015	Mar. 31, 2021	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Mar. 31, 2022	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Mar. 31, 2023	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Mar. 31, 2024	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
New Perspective Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class A (with sales charge)
Accumulated Value					$ 9,426							$ 10,454						$ 12,635						$ 14,339						$ 14,705						$ 18,429				$ 23,829				$ 17,384				$ 21,083				$ 27,682		$ 32,462
New Perspective Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class C (with sales charge)
Accumulated Value					10,000							11,003						13,190						14,854						15,115						18,801				24,132				17,471				21,031				27,614		32,382
New Perspective Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class T (with sales charge)
Accumulated Value		$ 9,750					$ 11,003							$ 12,511						$ 12,861						$ 16,155						$ 20,937					$ 15,310				$ 18,622				$ 24,511				$ 28,814
New Perspective Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class F-1
Accumulated Value					10,000							11,084						13,384						15,178						15,554						19,484				25,181				18,358				22,254				29,208		34,229
New Perspective Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class F-2
Accumulated Value					10,000							11,114						13,458						15,303						15,723						19,750				25,596				18,708				22,744				29,924		35,162
New Perspective Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class F-3
Accumulated Value			$ 10,000					$ 11,741							$ 13,363						$ 13,744						$ 17,281						$ 22,418					$ 16,404				$ 19,962				$ 26,292				$ 30,929
New Perspective Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-A (with sales charge)
Accumulated Value					9,649							10,691						12,911						14,641						15,003						18,794				24,292				17,714				21,479				28,188		33,044
New Perspective Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-C (with sales charge)
Accumulated Value					10,000							10,995						13,172						14,824						15,078						18,749				24,235				17,672				21,428				28,121		32,965
New Perspective Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-E
Accumulated Value					10,000							11,055						13,318						15,069						15,407						19,257				24,831				18,064				21,852				28,611		33,459
New Perspective Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-T (with sales charge)
Accumulated Value		9,750					11,000							12,501						12,843						16,124						20,887					15,266				18,560				24,412				28,684
New Perspective Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-F-1
Accumulated Value					10,000							11,107						13,441						15,278						15,693						19,703				25,518				18,638				22,638				29,763		34,948
New Perspective Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-F-2
Accumulated Value	$ 10,000					$ 12,334				$ 13,339			$ 12,811				$ 9,749		$ 11,666				$ 11,854		$ 14,326				$ 15,597		$ 15,164				$ 18,328
New Perspective Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class 529-F-3
Accumulated Value	10,000					12,337				13,345			12,820				9,761		11,679				11,869		14,348				15,624		15,196				18,370
New Perspective Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-1
Accumulated Value					10,000							11,001						13,190						14,851						15,108						18,791				24,108				17,450				21,009				27,377		31,852
New Perspective Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-2
Accumulated Value					10,000							11,005						13,191						14,853						15,110						18,794				24,112				17,451				21,005				27,366		31,842
New Perspective Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-2E
Accumulated Value					10,000							11,045						13,283						14,999						15,307						19,092				24,570				17,833				21,527				28,133		32,829
New Perspective Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-3
Accumulated Value					10,000							11,052						13,311						15,053						15,385						19,217				24,767				18,007				21,772				28,489		33,294
New Perspective Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-4
Accumulated Value					10,000							11,084						13,390						15,189						15,568						19,508				25,217				18,387				22,298				29,268		34,312
New Perspective Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-5E
Accumulated Value				$ 10,000					$ 10,168							$ 12,301						$ 13,984						$ 14,365						$ 18,036					$ 23,364				$ 17,070				$ 20,739				$ 27,276		$ 32,039
New Perspective Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-5
Accumulated Value					10,000							11,119						13,472						15,329						15,761						19,809				25,683				18,785				22,846				30,077		35,365
New Perspective Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											New Perspective Fund — Class R-6
Accumulated Value					10,000							11,126						13,487						15,350						15,792						19,858				25,757				18,847				22,936				30,209		35,538
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI (All Country World Index)
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 12,291	$ 11,002	$ 11,343	$ 10,389	$ 13,061		$ 11,196	$ 13,186	$ 12,077	$ 12,452	$ 12,326	$ 10,363	$ 13,283	$ 12,205	$ 12,244	$ 12,623	$ 13,531	$ 12,518	$ 14,582	$ 15,039	$ 13,522	$ 13,942	$ 13,717	$ 16,494	$ 14,783	$ 16,114	$ 17,232	$ 17,767	$ 15,150	$ 19,342	$ 16,327	$ 13,672	$ 14,096	$ 19,306	$ 20,806	$ 16,516	$ 17,028	$ 15,318	$ 16,508	$ 21,761	$ 22,436	$ 18,504	$ 19,942	$ 25,519	$ 26,310	$ 24,380	$ 26,274	$ 28,590	$ 30,811